Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003

Dear Shareholder:
Over the six-month period ended February 28, 2003, global equity markets had a roller-coaster ride as rallies were interspersed with market capitulation. The floundering of continental European markets, particularly Germany, was a major feature of the third quarter. The October-November rally in global equities fizzled out in December when investors took an unseasonably sober view of the geopolitical and economic risks that apparently lay ahead in 2003, closing the year in negative territory for the third successive time.

The world markets' attempts at a rally in early January were stifled by concerns regarding the situation in Iraq as uncertainty blocked any trickles of positive economic news. In addition, weakness in the dollar was a noticeable factor in January, particularly its 2.2 percent decline in the month against the euro. The geopolitical issues continued to weigh heavily on the global markets in February, and equity returns were once again negative for the month. The uncertainty over the Iraq situation continued to drive down consumer and business confidence while the sustained high level of oil prices (and, more recently, U.S. gas prices) is no doubt acting as a drag on economic growth and a squeeze on corporate profit margins. The central European markets were by far the worst performers, with Germany tumbling to a six-year low. The Netherlands also performed poorly, with accounting irregularities at the Dutch retailer Ahold casting a dark cloud over the market. The Asia/Pacific region fared much better, with Japan recording a modest positive return in U.S. dollars for the month despite investors' disappointment with the latest to accept the Bank of Japan governorship.

Somewhat perversely, in this risk-averse environment the traditionally defensive sectors - consumer staples, pharmaceuticals and utilities - were the worst performers, while the more economically sensitive sectors such as industrials, materials and financials performed better. This behavior would have been entirely expected if the markets had been anticipating economic recovery and consumer and business confidence was improving, but it seemed odd against the background of falling consumer confidence and the then-imminent prospect of war.

This environment proved difficult for the Morgan Stanley International Value Equity Fund. Our long-standing overweighting in the U.K. market was exactly the wrong positioning for January, given that it was the epicenter of forced insurer selling and consequently one of the worst-performing major markets. This had a significant impact on the portfolio, particularly on its consumer staples, industrials and consumer discretionary holdings. This negative effect on performance was partially offset by our long-standing underweighting in financials and overweighting in health care.


Performance and Portfolio Strategy
For the six-month period ended February 28, 2003, the Fund's Class A, B, C and D shares posted total returns of -10.69 percent, -10.98 percent, -11.08 percent and -10.56 percent, respectively. For the same

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003 continued


period, the MSCI EAFE Index* returned -11.04 percent. The performance of the Fund's four share classes varies because each has different expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.


Over the course of the year, despite two ultimately abortive rallies, in technology and telecoms, the Fund benefited from its defensive positioning. Its consumer staples and utilities holdings both provided positive absolute returns, and our underweighted position and cautious stock selection in financials also paid off in the later stages of 2002 as deteriorating asset quality finally began to flow through to increased provisioning.

The Fund took profits in the high-flying technology and telecommunications sectors and made additions to the consumer staples and pharmaceutical sectors, owing to their underperformance. A recent trip to Japan by the Fund's managers reinforced their conviction in existing holdings in selected utilities and consumer discretionary names. The Fund has continued to add to these positions, as well as selected oil and technology holdings, following recent price weakness. We remain comfortable with the Fund's defensive bias and continue to find solid value in consumer staples, pharmaceuticals and, more recently oil, particularly after the January sell-off. Where we find what we consider higher-potential-beta investments available at a reasonable price, we will continue to add them to the portfolio.


Looking Ahead
One can't help but feel that after three punishing years of a bear market the postbubble hangover should have cleared, the negative news should be largely behind us and we should be able to see the first buds of recovery. Instead it feels as if more trouble lies ahead; the gloom of Wall Street hasn't really spilled onto Main Street, the consumer and housing price arenas remain intact, many of the economic imbalances remain and the laundry list of geopolitical risks seems to be growing longer rather than shorter. A weak dollar, particularly if this becomes official policy, does not bode well for economic growth in Europe or Japan, as their export sectors have been the only cushion against moribund domestic demand.

At present, the economic and geopolitical outlook is clouded by uncertainty, with so many imponderables that it is fruitless to try to guess at the various permutations and disentangle the real underlying trends from the sentiment. However, what can be said with some empirical certainty is that equity markets have discounted a lot of the bad news and are beginning to offer up some interesting value opportunities. The combination of falling real bond yields, further declines in equity markets over the last quarter, and the actual delivery of higher free cash flow has resulted in a notable increase in the number of stocks showing up as attractive on our free cash flow screens.

--------------
* The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003 continued


We appreciate your ongoing support of Morgan Stanley International Value Equity Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]





Charles A. Fiumefreddo                   Mitchell M. Merin

Chairman of the Board                    President and CEO

Morgan Stanley International Value Equity Fund
FUND PERFORMANCE o FEBRUARY 28, 2003

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------


                      Class A Shares*
-----------------------------------------------------------
1 Year                         (10.98) %(1)   (15.66) %(2)
Since Inception (04/26/01)     (9.54) %(1)    (12.15) %(2)



                     Class B Shares**
-----------------------------------------------------------
1 Year                         (11.56) %(1)   (15.98) %(2)
Since Inception (04/26/01)     (10.21) %(1)   (12.16) %(2)



                      Class C Shares+
-----------------------------------------------------------
1 Year                         (11.66) %(1)   (12.54) %(2)
Since Inception (04/26/01)     (10.26) %(1)   (10.26) %(2)



                     Class D Shares++
------------------------------------------------------------
1 Year                         (10.76)%(1)
Since Inception (04/26/01)      (9.36)%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *  The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
 ++ Class D has no sales charge.

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED)




  NUMBER OF
   SHARES                                                             VALUE
-------------                                                     ------------
                       Common Stocks (95.0%)
                       Australia (1.3%)
                       Aluminum
   69,200              Alumina Ltd. ...........................   $    193,698
                                                                  ------------
                       Major Telecommunications
1,298,200              Telstra Corp., Ltd. ....................      3,159,819
                                                                  ------------
                       Other Metals/Minerals
   69,200              WMC Resources Ltd.* ....................        165,064
                                                                  ------------
                       Total Australia ........................      3,518,581
                                                                  ------------
                       Belgium (0.5%)
                       Financial Conglomerates
   92,437              Fortis .................................      1,269,275
                                                                  ------------
                       Denmark (0.6%)
                       Food: Specialty/Candy
   50,839              Danisco AS .............................      1,551,704
                                                                  ------------
                       Finland (1.4%)
                       Telecommunication Equipment
  294,484              Nokia Oyj ..............................      3,941,904
                                                                  ------------
                       France (8.7%)
                       Food: Major Diversified
   42,392              Groupe Danone+ .........................      5,024,686
                                                                  ------------
                       Major Banks
   70,644              BNP Paribas S.A. .......................      2,928,392
   53,012              Societe Generale (A Shares) ............      2,849,877
                                                                  ------------
                                                                     5,778,269
                                                                  ------------
                       Major Telecommunications
   30,900              France Telecom S.A .....................        685,811
                                                                  ------------
                       Oil Refining/Marketing
   39,940              Total Fina Elf S.A.+ ...................      5,285,927
                                                                  ------------
                       Pharmaceuticals: Major
  156,238              Aventis S.A.+ ..........................      7,105,600
                                                                  ------------
                       Total France ...........................     23,880,293
                                                                  ------------


  NUMBER OF
    SHARES                                                            VALUE
-------------                                                     ------------
                       Germany (2.6%)
                       Industrial Conglomerates
   54,197              E. ON AG ...............................   $  2,316,824
   14,813              RWE AG .................................        327,488
                                                                  ------------
                                                                     2,644,312
                                                                  ------------
                       Major Banks
   13,011              Deutsche Bank AG
                         (Registered Shares)+ .................        529,511
                                                                  ------------
                       Major Telecommunications
  108,335              Deutsche Telekom AG
                         (Registered Shares) ..................      1,247,831
                                                                  ------------
                       Motor Vehicles
   40,530              Volkswagen AG ..........................      1,623,204
                                                                  ------------
                       Multi-Line Insurance
   11,471              Muenchener Rueckver AG
                         (Registered Shares) ..................      1,034,967
                                                                  ------------
                       Total Germany ..........................      7,079,825
                                                                  ------------
                       Hong Kong (0.4%)
                       Real Estate Development
  811,466              Hong Kong Land Holdings
                         Ltd. .................................        998,103
                                                                  ------------


                       Italy (2.9%)
                       Integrated Oil
  296,444              ENI SpA+ ...............................      4,406,556
                                                                  ------------
                       Major Telecommunications
  741,756              Telecom Italia SpA - RNC+ ..............      3,643,301
                                                                  ------------
                       Total Italy ............................      8,049,857
                                                                  ------------
                       Japan (21.4%)
                       Advertising/Marketing Services
   19,000              Asatsu - DK Inc. .......................        318,409
                                                                  ------------
                       Broadcasting
      533              Fuji Television Network, Inc. ..........      1,872,154
                                                                  ------------
                       Chemicals: Major Diversified
  230,000              Asahi Kasei Corp. ......................        644,350
                                                                  ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued




  NUMBER OF
    SHARES                                                         VALUE
-------------                                                 -------------
                       Commercial Printing/Forms
  187,000              Dai Nippon Printing Co., Ltd........   $  1,889,784
  205,000              Toppan Printing Co., Ltd. ..........      1,412,357
                                                              ------------
                                                                 3,302,141
                                                              ------------
                       Computer Processing Hardware
1,164,513              Fujitsu Ltd. .......................      3,518,672
                                                              ------------
                       Containers/Packaging
  123,000              Toyo Seikan Kaisha, Ltd. ...........      1,363,775
                                                              ------------
                       Electric Utilities
   34,200              Tokyo Electric Power Co., Inc.......        658,527
                                                              ------------
                       Electrical Products
  487,000              Sumitomo Electric Industries,
                         Ltd. .............................      3,132,628
                                                              ------------
                       Electronic Equipment/Instruments
   92,000              Canon, Inc. ........................      3,324,926
  165,000              Matsushita Electric Industrial
                         Co., Ltd. ........................      1,464,960
                                                              ------------
                                                                 4,789,886
                                                              ------------
                       Electronics/Appliances
  104,000              Fuji Photo Film Co., Ltd. ..........      3,300,889
                                                              ------------
                       Food Retail
   59,900              Lawson, Inc. .......................      1,447,435
                                                              ------------
                       Gas Distributors
  751,000              Tokyo Gas Co., Ltd. ................      2,275,565
                                                              ------------
                       Home Building
  370,000              Sekisui House, Ltd. ................      2,611,765
                                                              ------------
                       Investment Banks/Brokers
  467,000              Daiwa Securities Group Inc. ........      2,256,936
                                                              ------------
                       Major Telecommunications
    1,112              Nippon Telegraph & Telephone
                         Corp. ............................      4,028,235
                                                              ------------
                       Motor Vehicles
   81,700              Toyota Motor Corp. .................      1,918,896
                                                              ------------

   NUMBER OF
    SHARES                                                         VALUE
---------------                                               ------------
                       Pharmaceuticals: Major
  282,500              Sankyo Co., Ltd. ...................   $  3,773,043
                                                              ------------
                       Pharmaceuticals: Other
   45,000              Shionogi & Co., Ltd. ...............        653,957
  178,200              Yamanouchi Pharmaceutical
                         Co., Ltd. ........................      4,856,572
                                                              ------------
                                                                 5,510,529
                                                              ------------
                       Property - Casualty Insurers
      498              Millea Holdings, Inc. ..............      3,452,069
  287,000              Mitsui Sumitomo Insurance Co........      1,345,730
                                                              ------------
                                                                 4,797,799
                                                              ------------
                       Railroads
      372              Central Japan Railway Co. ..........      2,266,949
                                                              ------------
                       Real Estate Development
  251,000              Mitsubishi Estate Co., Ltd. ........      1,739,898
                                                              ------------
                       Semiconductors
   16,200              Rohm Co., Ltd. .....................      1,857,893
                                                              ------------
                       Tobacco
      276              Japan Tobacco, Inc. ................      1,646,890
                                                              ------------
                       Total Japan ........................     59,033,264
                                                              ------------
                       Netherlands (10.7%)
                       Beverages: Alcoholic
   64,896              Heineken NV ........................      2,322,331
                                                              ------------
                       Financial Conglomerates
  107,574              ING Groep NV (Share
                         Certificates)+ ...................      1,457,383
                                                              ------------
                       Food: Major Diversified
  113,307              Unilever NV (Share
                         Certificates) ....................      6,433,764
                                                              ------------
                       Food: Specialty/Candy
   52,894              CSM NV (Share Certificates) ........      1,056,904
                                                              ------------
                       Industrial Conglomerates
  184,267              Koninklijke (Royal) Philips
                         Electronics NV ...................      3,079,223
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued




    NUMBER OF
     SHARES                                                      VALUE
------------------                                           ------------
                       Industrial Specialties
    137,380            Akzo Nobel NV .....................   $  2,979,381
                                                             ------------
                       Integrated Oil
    222,483            Royal Dutch Petroleum Co. .........      8,826,262
                                                             ------------
                       Major Banks
    129,697            ABN AMRO Holding NV ...............      2,065,117
                                                             ------------
                       Major Telecommunications
    208,920            Koninklijke (Royal) KPN NV* .......      1,387,004
                                                             ------------
                       Total Netherlands .................     29,607,369
                                                             ------------
                       New Zealand (0.5%)
                       Major Telecommunications
    635,673            Telecom Corporation of New
                         Zealand Ltd. ....................      1,496,254
                                                             ------------
                       Portugal (0.2%)
                       Electric Utilities
    357,000            Electricidade de Portugal,
                         S.A.+ ...........................        547,242
                                                             ------------
                       South Korea (1.2%)
                       Semiconductors
     28,565            Samsung Electronics Co., Ltd.
                         (GDR) - 144A** ..................      3,370,670
                                                             ------------
                       Spain (0.9%)
                       Major Telecommunications
    261,106            Telefonica S.A.* ..................      2,536,775
                                                             ------------
                       Sweden (1.0%)
                       Major Banks
     57,722            ForeningsSparbanken AB ............        695,888
                                                             ------------
                       Regional Banks
    465,100            Nordea AB .........................      2,029,523
                                                             ------------
                       Total Sweden ......................      2,725,411
                                                             ------------
                       Switzerland (9.0%)
                       Building Products
      5,409            Schindler Holding AG ..............        750,528
                                                             ------------


  NUMBER OF
    SHARES                                                       VALUE
----------------                                             ------------
                       Chemicals: Specialty
      8,740            Ciba Specialty Chemicals AG
                         (Registered Shares) .............   $    568,090
                                                             ------------
                       Construction Materials
      8,882            Holcim Ltd. (B Shares) ............      1,442,480
                                                             ------------
                       Financial Conglomerates
     74,554            UBS AG (Registered
                         Shares)+* .......................      3,135,114
                                                             ------------
                       Food: Major Diversified
     40,102            Nestle S.A. (Registered
                         Shares)+ ........................      8,090,936
                                                             ------------
                       Major Banks
     54,070            Credit Suisse Group ...............      1,008,992
                                                             ------------
                       Multi-Line Insurance
     11,905            Zurich Financial Services AG ......      1,011,806
                                                             ------------
                       Pharmaceuticals: Major
    167,440            Novartis AG (Registered
                         Shares)+ ........................      6,162,525
     43,005            Roche Holdings AG+ ................      2,588,691
                                                             ------------
                                                                8,751,216
                                                             ------------
                       Total Switzerland .................     24,759,162
                                                             ------------

                       United Kingdom (31.7%)
                       Advertising/Marketing Services
    538,936            WPP Group PLC .....................      3,313,411
                                                             ------------
                       Aerospace & Defense
1,008,183              BAE Systems PLC+ ..................      1,744,903
  599,446              Rolls-Royce PLC ...................        749,819
                                                             ------------
                                                                2,494,722
                                                             ------------
                       Aluminum
  378,363              BHP Billiton PLC ..................      1,964,544
                                                             ------------
                       Beverages: Alcoholic
  429,420              Allied Domecq PLC+ ................      2,023,570
                                                             ------------
                       Catalog/Specialty Distribution
  353,458              GUS PLC ...........................      2,822,364
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued




   NUMBER OF
    SHARES                                                      VALUE
----------------                                            ------------
                       Chemicals: Specialty
  239,830              BOC Group PLC ....................   $  2,835,774
                                                            ------------
                       Construction Materials
  111,710              RMC Group PLC ....................        646,813
                                                            ------------
                       Electric Utilities
  484,105              National Grid Transco PLC ........      3,107,698
                                                            ------------
                       Financial Conglomerates
  220,202              Lloyds TSB Group PLC .............      1,226,489
                                                            ------------
                       Food: Specialty/Candy
1,094,652              Cadbury Schweppes PLC+ ...........      5,528,665
                                                            ------------
                       Hotels/Resorts/Cruiselines
   66,900              Six Continents PLC ...............        651,562
                                                            ------------
                       Household/Personal Care
   85,700              Reckitt Benckiser PLC ............      1,349,752
                                                            ------------
                       Integrated Oil
1,388,615              BP PLC+ ..........................      8,739,387
                                                            ------------
                       Life/Health Insurance
  264,956              Prudential PLC ...................      1,409,060
                                                            ------------
                       Major Banks
  752,746              Barclays PLC .....................      4,346,640
  423,034              HSBC Holdings PLC ................      4,552,716
                                                            ------------
                                                               8,899,356
                                                            ------------
                       Miscellaneous Commercial Services
1,845,859              Hays PLC .........................      2,091,078
1,191,777              Rentokil Initial PLC .............      3,426,822
                                                            ------------
                                                               5,517,900
                                                            ------------
                       Multi-Line Insurance
  256,822              Aviva PLC ........................      1,599,161
                                                            ------------
                       Other Transportation
  198,594              BAA PLC ..........................      1,352,986
                                                            ------------
                       Pharmaceuticals: Major
  510,200              GlaxoSmithKline PLC ..............      8,958,675
                                                            ------------
                       Publishing: Books/Magazines
  727,766              Reed Elsevier PLC ................      5,307,386
                                                            ------------
                       Pulp & Paper
  209,387              Bunzl PLC ........................      1,268,381
                                                            ------------


  NUMBER OF
    SHARES                                                       VALUE
--------------                                              ------------
                       Tobacco
  524,920              British American Tobacco
                         PLC ............................   $  5,120,637
  235,882              Imperial Tobacco Group PLC+ ......      3,676,109
                                                            ------------
                                                               8,796,746
                                                            ------------
                       Wholesale Distributors
  193,123              Wolseley PLC .....................      1,522,337
                                                            ------------
                       Wireless Telecommunications
3,366,520              Vodafone Group PLC+ ..............      6,025,204
                                                            ------------
                       Total United Kingdom .............     87,361,943
                                                            ------------
                       Total Common Stocks
                       (Cost $298,185,048) ..............    261,727,632
                                                            ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                        VALUE
------------                                   ------------

               Short-Term Investment (4.7%)
               Repurchase Agreement
$  12,966      Joint repurchase agreement
               account 1.37% due
               03/03/03 (dated 02/28/03;
               proceeds $12,966,493) (a)
               (cost $12,966,000) ..........     12,966,000
                                               ------------


Total Investments
(Cost $311,151,048) (b) .........    99.7%        274,693,632
Other Assets in Excess of
Liabilities .....................     0.3             850,428
                                    -----         -----------
Net Assets ......................   100.0%       $275,544,060
                                    =====        ============

---------------------------
GDR   Global Depository Receipt.
*     Non-income producing security.
**    Resale is restricted to qualified institutional investors.
 + All or a portion of these securities are segregated in connection with open forward foreign currency contracts.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,947,396 and the aggregate gross unrealized depreciation is $41,404,812, resulting in net unrealized depreciation of $36,457,416.


                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued

Forward Foreign Currency Contracts Open at February 28, 2003:


                                                             UNREALIZED
      CONTRACTS TO                 IN           DELIVERY   APPRECIATION/
        DELIVER               EXCHANGE FOR        DATE     (DEPRECIATION)
-----------------------  --------------------- ---------- ---------------
$   32,918               AUD            54,114 03/03/03     $       10
$    7,019               GBP             4,431 03/03/03            (47)
$  178,575               GBP           112,737 03/03/03         (1,195)
$  124,743               GBP            79,122 03/03/03           (253)
$  264,406               JPY        31,014,861 03/03/03         (1,902)
$   13,984               NZD            24,689 03/03/03           (180)
GBP 5,500,000            EUR         8,333,207 05/12/03        361,376
JPY 1,700,000,000        EUR        13,215,482 05/14/03       (197,746)
                                                            ----------
  Net unrealized appreciation .........................     $  160,063
                                                            ===========


Currency Abbreviations:
--------------------------
AUD   Australian Dollar.
GBP   British Pound.
EUR   Euro.
JPY   Japanese Yen.
NZD   New Zealand Dollar.


                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
SUMMARY OF INVESTMENTS o FEBRUARY 28, 2003 (UNAUDITED)




                                                         PERCENT OF
INDUSTRY                              VALUE              NET ASSETS
-------------------------------------------------------------------------
Advertising/Marketing
   Services ...................   $  3,631,820               1.3%
Aerospace & Defense ...........      2,494,722               0.9
Aluminum ......................      2,158,242               0.8
Beverages: Alcoholic ..........      4,345,901               1.6
Broadcasting ..................      1,872,154               0.7
Building Products .............        750,528               0.3
Catalog/Specialty
   Distribution ...............      2,822,364               1.0
Chemicals: Major
   Diversified ................        644,350               0.2
Chemicals: Specialty ..........      3,403,864               1.2
Commercial Printing/Forms......      3,302,141               1.2
Computer Processing
   Hardware ...................      3,518,672               1.3
Construction Materials ........      2,089,293               0.8
Containers/Packaging ..........      1,363,775               0.5
Electric Utilities ............      4,313,468               1.6
Electrical Products ...........      3,132,627               1.1
Electronic
   Equipment/Instruments ......      4,789,886               1.7
Electronics/Appliances ........      3,300,889               1.2
Financial Conglomerates .......      7,088,261               2.6
Food Retail ...................      1,447,435               0.5
Food: Major Diversified .......     19,549,386               7.1
Food: Specialty/Candy .........      8,137,273               3.0
Gas Distributors ..............      2,275,565               0.8
Home Building .................      2,611,765               0.9
Hotels/Resorts/Cruiselines.....        651,562               0.2
Household/Personal Care .......      1,349,752               0.5
Industrial Conglomerates ......      5,723,535               2.1
Industrial Specialties ........      2,979,381               1.1
Integrated Oil ................     21,972,205               8.0
Investment Banks/Brokers ......      2,256,936               0.8
Life/Health Insurance .........      1,409,060               0.5
Major Banks ...................     18,977,133               6.9
Major Telecommunications.......     18,185,030               6.6
Miscellaneous Commercial
   Services ...................      5,517,900               2.0
Motor Vehicles ................      3,542,100               1.3
Multi-Line Insurance ..........      3,645,934               1.3


                                                          PERCENT OF
INDUSTRY                               VALUE              NET ASSETS
-------------------------------------------------------------------------
Oil Refining/Marketing ........   $  5,285,927               1.9%
Other Metals/Minerals .........        165,064               0.1
Other Transportation ..........      1,352,986               0.5
Pharmaceuticals: Major ........     28,588,534              10.4
Pharmaceuticals: Other ........      5,510,529               2.0
Property - Casualty
   Insurers ...................      4,797,799               1.7
Publishing:
   Books/Magazines ............      5,307,386               1.9
Pulp & Paper ..................      1,268,381               0.5
Railroads .....................      2,266,949               0.8
Real Estate Development .......      2,738,001               1.0
Regional Banks ................      2,029,523               0.7
Repurchase Agreement ..........     12,966,000               4.7
Semiconductors ................      5,228,563               1.9
Telecommunication
   Equipment ..................      3,941,904               1.4
Tobacco .......................     10,443,636               3.8
Wholesale Distributors ........      1,522,337               0.6
Wireless
   Telecommunications .........      6,025,204               2.2
                                  ------------              ----
                                  $274,693,632              99.7%
                                  ============              ====


                                                     PERCENT OF
TYPE OF INVESTMENT                     VALUE         NET ASSETS
------------------------------------------------------------------
Common Stocks .................   $261,727,632          95.0%
Short-Term Investment .........     12,966,000           4.7
                                  ------------          ----
                                  $274,693,632          99.7%
                                  ============          ====

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003 (unaudited)



Assets:
Investments in securities, at value
 (cost $311,151,048) .....................................................     $274,693,632
Unrealized appreciation on open forward foreign currency contracts .......          160,063
Cash (including $39,364 in foreign currency) .............................           39,583
Receivable for:
 Shares of beneficial interest sold ......................................        1,453,806
 Dividends ...............................................................          468,458
 Foreign withholding taxes reclaimed .....................................          185,652
 Investments sold ........................................................           19,700
Prepaid expenses and other assets ........................................           96,590
                                                                               ------------
  Total Assets ...........................................................      277,117,484
                                                                               ------------
Liabilities:
Payable for:
 Investments purchased ...................................................          910,412
 Shares of beneficial interest redeemed ..................................          238,966
 Investment management fee ...............................................          211,400
 Distribution fee ........................................................          113,314
Accrued expenses and other payables ......................................           99,332
                                                                               ------------
  Total Liabilities ......................................................        1,573,424
                                                                               ------------
  Net Assets .............................................................     $275,544,060
                                                                               ============
Composition of Net Assets:
Paid-in-capital ..........................................................     $323,257,225
Net unrealized depreciation ..............................................      (36,249,580)
Net investment loss ......................................................         (841,200)
Accumulated net realized loss ............................................      (10,622,385)
                                                                               ------------
  Net Assets .............................................................     $275,544,060
                                                                               ============
Class A Shares:
Net Assets ...............................................................       $8,422,942
Shares Outstanding (unlimited authorized, $.01 par value) ................        1,030,688
  Net Asset Value Per Share ..............................................            $8.17
                                                                                      =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ........................            $8.62
                                                                                      =====
Class B Shares:
Net Assets ...............................................................     $121,399,646
Shares Outstanding (unlimited authorized, $.01 par value) ................       14,939,192
  Net Asset Value Per Share ..............................................            $8.13
                                                                                      =====
Class C Shares:
Net Assets ...............................................................      $21,211,628
Shares Outstanding (unlimited authorized, $.01 par value) ................        2,614,143
  Net Asset Value Per Share ..............................................            $8.11
                                                                                      =====
Class D Shares:
Net Assets ...............................................................     $124,509,844
Shares Outstanding (unlimited authorized, $.01 par value) ................       15,231,464
  Net Asset Value Per Share ..............................................            $8.17
                                                                                      =====

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2003 (unaudited)



Net Investment Loss:
Income
Dividends (net of $199,991 foreign withholding tax) ......................................      $  1,745,153
Interest .................................................................................           103,835
                                                                                                ------------
  Total Income ...........................................................................         1,848,988
                                                                                                ------------
Expenses
Investment management fee ................................................................         1,318,162
Distribution fee (Class A shares) ........................................................             8,610
Distribution fee (Class B shares) ........................................................           655,560
Distribution fee (Class C shares) ........................................................           110,679
Transfer agent fees and expenses .........................................................           270,619
Custodian fees ...........................................................................           109,422
Registration fees ........................................................................            51,445
Shareholder reports and notices ..........................................................            28,466
Professional fees ........................................................................            27,591
Trustees' fees and expenses ..............................................................             6,401
Other ....................................................................................            13,000
                                                                                                ------------
  Total Expenses .........................................................................         2,599,955
                                                                                                ------------
  Net Investment Loss ....................................................................          (750,967)
                                                                                                ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................................................        (5,406,178)
  Foreign exchange transactions ..........................................................         1,993,922
                                                                                                ------------
  Net Realized Loss ......................................................................        (3,412,256)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................       (25,880,594)
  Translation of forward foreign currency contracts and other assets and liabilities
    denominated in foreign currencies ....................................................           187,024
                                                                                                ------------
  Net Depreciation .......................................................................       (25,693,570)
                                                                                                ------------
  Net Loss ...............................................................................       (29,105,826)
                                                                                                ------------
Net Decrease .............................................................................      $(29,856,793)
                                                                                                ============

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                  FOR THE SIX       FOR THE YEAR
                                                                                  MONTHS ENDED          ENDED
                                                                               FEBRUARY 28, 2003   AUGUST 31, 2002
                                                                              ------------------- ----------------
                                                                                  (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .........................................................     $   (750,967)     $   (132,094)
Net realized loss ...........................................................       (3,412,256)       (5,127,959)
Net change in unrealized depreciation .......................................      (25,693,570)       (3,933,219)
                                                                                  ------------      ------------
  Net Decrease ..............................................................      (29,856,793)       (9,193,272)
                                                                                  ------------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares ..............................................................          (66,893)          (69,070)
Class B shares ..............................................................         (102,829)         (950,061)
Class C shares ..............................................................          (47,743)         (134,332)
Class D shares ..............................................................       (1,176,635)         (125,815)
                                                                                  ------------      ------------
  Total Dividends ...........................................................       (1,394,100)       (1,279,278)
                                                                                  ------------      ------------
Net increase from transactions in shares of beneficial interest .............       54,449,048       111,578,046
                                                                                  ------------      ------------
  Net Increase ..............................................................       23,198,155       101,105,496
Net Assets:
Beginning of period .........................................................      252,345,905       151,240,409
                                                                                  ------------      ------------
End of Period
(Including a net investment loss of $841,200 and accumulated undistributed
investment income of $1,303,867, respectively) ..............................     $275,544,060      $252,345,905
                                                                                  ============      ============

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities, including depository receipts and securities convertible into common stock, of companies located outside of the United States. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued

except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued

realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,079,881 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,760, $263,122 and $2,957, respectively and received $20,475 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003 aggregated $94,519,116, and $39,168,364, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At February 28, 2003, there were outstanding forward contracts.

At February 28, 2003 investments in securities of issuers in the United Kingdom represented 31.7% of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                 FOR THE SIX                     FOR THE YEAR
                                                MONTHS ENDED                        ENDED
                                              FEBRUARY 28, 2003                AUGUST 31, 2002
                                       ------------------------------- --------------------------------
                                                 (unaudited)
                                            SHARES          AMOUNT           SHARES          AMOUNT
                                       --------------- ---------------  --------------- ----------------
CLASS A SHARES
Sold .................................       758,596    $   6,544,909       2,756,631    $  25,649,181
Reinvestment of dividends ............         6,532           57,093           6,221           57,603
Redeemed .............................      (743,484)      (6,448,806)     (2,693,006)     (25,214,289)
                                            --------    -------------      ----------    -------------
Net increase - Class A ...............        21,644          153,196          69,846          492,495
                                            --------    -------------      ----------    -------------
CLASS B SHARES
Sold .................................     2,368,684       20,422,903       7,305,188       68,949,596
Reinvestment of dividends ............        10,636           92,543          93,885          866,560
Redeemed .............................    (3,115,355)     (26,696,878)     (3,693,315)     (34,607,723)
                                          ----------    -------------      ----------    -------------
Net increase (decrease) - Class B ....      (736,035)      (6,181,432)      3,705,758       35,208,433
                                          ----------    -------------      ----------    -------------
CLASS C SHARES
Sold .................................       811,820        6,883,697       2,747,631       25,665,867
Reinvestment of dividends ............         5,021           43,632          12,831          118,427
Redeemed .............................      (824,327)      (7,018,866)     (1,764,609)     (16,418,952)
                                          ----------    -------------      ----------    -------------
Net increase (decrease) - Class C ....        (7,486)         (91,537)        995,853        9,365,342
                                          ----------    -------------      ----------    -------------
CLASS D SHARES
Sold .................................    10,966,879       95,099,097       8,877,105       84,667,395
Reinvestment of dividends ............       106,487          930,697          12,420          115,013
Redeemed .............................    (4,063,506)     (35,460,973)     (1,930,870)     (18,270,632)
                                          ----------    -------------      ----------    -------------
Net increase - Class D ...............     7,009,860       60,568,821       6,958,655       66,511,776
                                          ----------    -------------      ----------    -------------
Net increase in Fund .................     6,287,983    $  54,449,048      11,730,112    $ 111,578,046
                                          ==========    =============      ==========    =============

7. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $2,444,000 which is available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,400,00 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE YEAR       APRIL 26, 2001*
                                                          MONTHS ENDED            ENDED               THROUGH
                                                       FEBRUARY 28, 2003     AUGUST 31, 2002      AUGUST 31, 2001
                                                      -------------------   -----------------   ------------------
                                                          (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ..............          $ 9.21               $ 9.60                $ 10.00
                                                             ------               ------                -------
Income (loss) from investment operations:
 Net investment income (loss)[+/+] ................          (0.01)                 0.03                   0.03
 Net realized and unrealized loss .................          (0.96)                (0.33)                 (0.43)
                                                             ------               ------                -------
Total loss from investment operations .............          (0.97)                (0.30)                 (0.40)
                                                             ------               ------                -------
Less dividends from net investment income .........          (0.07)                (0.09)                     -
                                                             ------               ------                -------
Net asset value, end of period ....................          $ 8.17               $ 9.21                $  9.60
                                                             ======               ======                =======
Total Return+ .....................................          (10.69)%(1)           (3.03)%                (4.00)%(1)

Ratios to Average Net Assets(3):
Expenses ..........................................            1.58 %(2)            1.70 %                 1.88 %(2)
Net investment income (loss) ......................           (0.18)%(2)            0.47 %                 0.87 %(2)

Supplemental Data:
Net assets, end of period, in thousands ...........          $8,423               $9,297                 $9,013
Portfolio turnover rate ...........................              16 %(1)              52 %                   13 %(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
{+/+] The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE YEAR       APRIL 26, 2001*
                                                          MONTHS ENDED            ENDED               THROUGH
                                                       FEBRUARY 28, 2003     AUGUST 31, 2002      AUGUST 31, 2001
                                                      -------------------   -----------------   ------------------
                                                          (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ..............          $ 9.14              $ 9.57               $ 10.00
                                                             ------              ------               -------
Loss from investment operations:
 Net investment loss[+/+] .........................           (0.04)              (0.03)                 0.00
 Net realized and unrealized loss .................           (0.96)              (0.33)                (0.43)
                                                             ------              ------               -------
Total loss from investment operations .............           (1.00)              (0.36)                (0.43)
                                                             ------              ------               -------
Less dividends from net investment income .........           (0.01)              (0.07)                    -
                                                             ------              ------               -------
Net asset value, end of period ....................          $ 8.13              $ 9.14               $  9.57
                                                             ======              ======               =======
Total Return+ .....................................          (10.98)%(1)          (3.74)%               (4.30)%(1)

Ratios to Average Net Assets(3):
Expenses ..........................................            2.38 %(2)           2.45 %                2.63 %(2)
Net investment income (loss) ......................           (0.98)%(2)          (0.28)%                0.12 %(2)

Supplemental Data:
Net assets, end of period, in thousands ...........        $121,400            $143,200              $114,541
Portfolio turnover rate ...........................              16 %(1)             52 %                  13 %(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
{+/+] The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE YEAR       APRIL 26, 2001*
                                                          MONTHS ENDED            ENDED               THROUGH
                                                       FEBRUARY 28, 2003     AUGUST 31, 2002      AUGUST 31, 2001
                                                      -------------------   -----------------   ------------------
                                                          (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ..............          $ 9.13             $ 9.57                 $10.00
                                                             ------             ------                 ------
Loss from investment operations:
 Net investment loss[+/+] .........................          (0.04)             (0.03)                  0.00
 Net realized and unrealized loss .................          (0.96)             (0.34)                 (0.43)
                                                            -------            -------                 -----
Total loss from investment operations .............          (1.00)             (0.37)                 (0.43)
                                                            -------            -------                 ------
Less dividends from net investment income .........          (0.02)             (0.07)                     -
                                                            -------            -------                 ------
Net asset value, end of period ....................          $ 8.11            $  9.13                 $ 9.57
                                                             ======            =======                 ======
Total Return+ .....................................          (11.08)%(1)         (3.73)%                (4.30)%(1)

Ratios to Average Net Assets(3):
Expenses ..........................................            2.38 %(2)          2.45 %                 2.63 %(2)
Net investment income (loss) ......................           (0.98)%(2)         (0.28)%                 0.12 %(2)

Supplemental Data:
Net assets, end of period, in thousands ...........          $21,212            $23,946               $15,558
Portfolio turnover rate ...........................               16 %(1)            52 %                  13 %(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE YEAR       APRIL 26, 2001*
                                                          MONTHS ENDED            ENDED               THROUGH
                                                       FEBRUARY 28, 2003     AUGUST 31, 2002      AUGUST 31, 2001
                                                      -------------------   -----------------   ------------------
                                                          (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ..............           $ 9.23              $ 9.60                $ 10.00
                                                              ------              ------                -------
Income (loss) from investment operations:
 Net investment income[+/+] .......................             0.00                0.10                   0.04
 Net realized and unrealized loss .................            (0.97)              (0.37)                 (0.44)
                                                              ------              ------                -------
Total loss from investment operations .............            (0.97)              (0.27)                 (0.40)
                                                              ------              ------                -------
Less dividends from net investment income .........            (0.09)              (0.10)                     -
                                                              ------              ------                -------
Net asset value, end of period ....................           $ 8.17              $ 9.23                $  9.60
                                                              ======              ======                =======
Total Return+ .....................................           (10.56)%(1)          (2.82)%                (4.00)%(1)

Ratios to Average Net Assets(3):
Expenses ..........................................             1.38 %(2)           1.45 %                 1.63 %(2)
Net investment income .............................             0.02 %(2)           0.72 %                 1.12 %(2)

Supplemental Data:
Net assets, end of period, in thousands ...........         $124,510             $75,903                $12,128
Portfolio turnover rate ...........................               16 %(1)             52 %                   13 %(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

                                                         [MORGAN STANLEY LOGO]

                Morgan Stanley
                International
                Value Equity Fund


                Semiannual Report
                February 28, 2003
       -------------------------------------------------------------

39906RPT-10482C03-AP-4/03